Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 141,076	$ 198,744	$ 159,158
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	608,633	573,557	570,955
Bad debts expense	67,372	62,157	76,292
Stock-based compensation expense	21,466	20,183	18,044
Deferred income taxes, net	49,244	203,264	73,727
Equity in earnings of unconsolidated entities	(90,364)	(83,566)	(97,318)
Distributions from unconsolidated entities	84,417	91,768	100,359
(Gain) loss on asset disposals and exchanges, net	18,088	(1,873)	10,717
(Gain) loss on sale of business and other exit costs, net	21,022
(Gain) loss on investment	3,718	(11,373)
Noncash interest expense	(1,822)	10,040	2,540
Other operating activities	546	102	(2,483)
Changes in assets and liabilities from operations
Accounts receivable	(64,816)	(82,175)	(75,252)
Inventory	(28,786)	(14,640)	40,277
Accounts payable - trade	(4,977)	28,410	(52,568)
Accounts payable - affiliate	(1,458)	1,392	(3,940)
Customer deposits and deferred revenues	30,353	34,927	6,180
Accrued taxes	73,064	(39,984)	(70,057)
Accrued interest	167	225	204
Other assets and liabilities	(27,652)	(3,296)	77,552
Cash flows from operating activities	899,291	987,862	834,387
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(826,400)	(771,798)	(569,323)
Cash paid for acquisitions and licenses	(122,690)	(23,773)	(17,101)
Cash paid for investments	(120,000)	(110,000)	(250,250)
Cash received for divestitures	49,932
Cash received for investments	125,000	145,250	60,330
Other investing activities	(2,453)	718	(953)
Cash flows from investing activities	(896,611)	(759,603)	(777,297)
Cash flows from financing activities
Repayment of long-term debt	(145)	(330,338)	(316)
Issuance of long-term debt		342,000
Common shares reissued for benefit plans, net of tax payments	(2,205)	1,935	509
Common shares repurchased	(20,045)	(62,294)	(52,827)
Payment of debt issuance costs	(514)	(11,400)	(2,229)
Distributions to noncontrolling interests	(22,970)	(21,094)	(19,631)
Payments to acquire additional interest in subsidiaries	(3,167)		(8,786)
Other financing activities	569	172	114
Cash flows from financing activities	(48,477)	(81,019)	(83,166)
Net increase (decrease) in cash and cash equivalents	(45,797)	147,240	(26,076)
Cash and cash equivalents
Beginning of period	424,155	276,915	302,991
End of period	$ 378,358	$ 424,155	$ 276,915